Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Net operating loss carryforwards for federal income tax	$ 2,542
Tax credit carryforward description	2019 to 2036
Corporate tax rate	40.00%
Progressive corporate tax rate	35.00%
Maximum [Member]
Income Taxes (Textual)
Corporate tax rate	26.50%
Maximum [Member] | 2017 [Member]
Income Taxes (Textual)
Corporate tax rate	25.00%
Maximum [Member] | 2018 [Member]
Income Taxes (Textual)
Corporate tax rate	25.00%
Minimum [Member]
Income Taxes (Textual)
Corporate tax rate	25.00%
Minimum [Member] | 2017 [Member]
Income Taxes (Textual)
Corporate tax rate	24.00%
Minimum [Member] | 2018 [Member]
Income Taxes (Textual)
Corporate tax rate	23.00%
Israel [Member]
Income Taxes (Textual)
Foreign accumulated losses	$ 2,696
Foreign corporate tax rate		26.50%	26.50%